Quarterly Report
June 30, 2024
MFS®  Total Return Fund
MTR-Q3

Portfolio of Investments
6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.6%
Aerospace & Defense – 1.8%
General Dynamics Corp.	131,740	$38,223,043
Honeywell International, Inc.	219,037	46,773,161
L3Harris Technologies, Inc.	227,886	51,178,638
		$136,174,842
Alcoholic Beverages – 0.8%
Constellation Brands, Inc., “A”	139,550	$35,903,424
Diageo PLC	884,754	27,843,005
		$63,746,429
Automotive – 1.7%
Aptiv PLC (a)	716,243	$50,437,832
Lear Corp.	290,439	33,171,038
LKQ Corp.	1,085,068	45,127,978
		$128,736,848
Broadcasting – 0.9%
Omnicom Group, Inc.	638,590	$57,281,523
Warner Bros. Discovery, Inc. (a)	1,844,901	13,726,063
		$71,007,586
Brokerage & Asset Managers – 2.7%
Cboe Global Markets, Inc.	185,016	$31,463,821
Charles Schwab Corp.	2,031,513	149,702,193
CME Group, Inc.	125,306	24,635,160
		$205,801,174
Business Services – 2.2%
Accenture PLC, “A”	123,458	$37,458,392
Amdocs Ltd.	312,821	24,687,833
Cognizant Technology Solutions Corp., “A”	370,577	25,199,236
Fidelity National Information Services, Inc.	490,837	36,989,476
Fiserv, Inc. (a)	314,661	46,897,076
		$171,232,013
Cable TV – 1.5%
Comcast Corp., “A”	3,042,842	$119,157,693
Chemicals – 0.8%
PPG Industries, Inc.	475,774	$59,895,189
Computer Software – 2.9%
Dun & Bradstreet Holdings, Inc.	4,998,665	$46,287,638
Microsoft Corp.	322,055	143,942,482
Oracle Corp.	241,903	34,156,704
		$224,386,824
Construction – 1.9%
Masco Corp.	1,560,235	$104,020,867
Stanley Black & Decker, Inc.	384,895	30,749,262
Summit Materials, Inc., “A” (a)	379,273	13,885,185
		$148,655,314
Consumer Products – 0.9%
Kenvue, Inc.	3,899,029	$70,884,347

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.3%
Booking Holdings, Inc.	5,720	$22,659,780
Electrical Equipment – 1.5%
Johnson Controls International PLC	1,732,000	$115,126,040
Electronics – 2.2%
Applied Materials, Inc.	94,925	$22,401,351
Intel Corp.	1,558,031	48,252,220
NXP Semiconductors N.V.	316,876	85,268,163
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	99,347	17,267,502
		$173,189,236
Energy - Independent – 2.1%
ConocoPhillips	814,379	$93,148,670
Hess Corp.	477,556	70,449,061
		$163,597,731
Energy - Integrated – 1.6%
Chevron Corp.	143,835	$22,498,671
Exxon Mobil Corp.	414,309	47,695,252
Suncor Energy, Inc.	1,301,005	49,594,248
		$119,788,171
Energy - Renewables – 0.2%
GE Vernova, Inc. (a)	71,215	$12,214,085
Food & Beverages – 0.2%
Archer Daniels Midland Co.	279,659	$16,905,387
Health Maintenance Organizations – 1.6%
Cigna Group	384,788	$127,199,369
Insurance – 3.7%
Aon PLC	308,905	$90,688,330
Chubb Ltd.	325,492	83,026,499
Principal Financial Group, Inc.	177,048	13,889,416
Travelers Cos., Inc.	141,379	28,748,006
Willis Towers Watson PLC	258,731	67,823,744
		$284,175,995
Internet – 0.8%
Alphabet, Inc., “A”	350,301	$63,807,327
Leisure & Toys – 0.2%
Electronic Arts, Inc.	116,044	$16,168,410
Machinery & Tools – 1.5%
Eaton Corp. PLC	255,070	$79,977,198
Regal Rexnord Corp.	271,481	36,709,661
		$116,686,859
Major Banks – 7.3%
Bank of America Corp.	3,085,989	$122,729,783
Goldman Sachs Group, Inc.	392,335	177,460,967
JPMorgan Chase & Co.	812,797	164,396,321
Morgan Stanley	624,485	60,693,697
PNC Financial Services Group, Inc.	218,783	34,016,381
		$559,297,149

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.9%
ICON PLC (a)	132,037	$41,389,638
McKesson Corp.	147,148	85,940,318
Quest Diagnostics, Inc.	113,521	15,538,755
		$142,868,711
Medical Equipment – 1.9%
Becton, Dickinson and Co.	154,227	$36,044,392
Medtronic PLC	1,363,320	107,306,917
		$143,351,309
Metals & Mining – 0.2%
Glencore PLC	2,895,221	$16,509,578
Other Banks & Diversified Financials – 1.8%
Northern Trust Corp.	938,006	$78,773,744
Truist Financial Corp.	1,466,099	56,957,946
		$135,731,690
Pharmaceuticals – 3.2%
Johnson & Johnson	752,926	$110,047,664
Organon & Co.	506,476	10,484,054
Pfizer, Inc.	3,296,593	92,238,672
Roche Holding AG	133,889	37,181,040
		$249,951,430
Railroad & Shipping – 1.0%
Union Pacific Corp.	337,453	$76,352,116
Restaurants – 0.2%
Wendy's Co.	753,422	$12,778,037
Specialty Chemicals – 1.4%
Air Products & Chemicals, Inc.	77,688	$20,047,388
Axalta Coating Systems Ltd. (a)	1,389,760	47,488,099
DuPont de Nemours, Inc.	550,073	44,275,376
		$111,810,863
Specialty Stores – 0.2%
Target Corp.	111,935	$16,570,857
Telecommunications - Wireless – 0.9%
T-Mobile USA, Inc.	383,269	$67,524,332
Tobacco – 1.3%
Altria Group, Inc.	493,489	$22,478,424
Philip Morris International, Inc.	730,593	74,030,989
		$96,509,413
Utilities - Electric Power – 3.3%
Dominion Energy, Inc.	193,639	$9,488,311
Duke Energy Corp.	564,367	56,566,504
Exelon Corp.	736,430	25,487,842
National Grid PLC	3,427,713	38,242,811
PG&E Corp.	3,834,336	66,947,507
Southern Co.	758,463	58,833,975
		$255,566,950
Total Common Stocks		$4,516,019,084

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 39.9%
Aerospace & Defense – 0.0%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$3,048,000	$2,760,502
Asset-Backed & Securitized – 6.2%
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 7.193% ((SOFR - 1mo. + 0.11448%) + 1.75%), 1/15/2037 (n)	$6,082,500	$5,997,204
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	7,812,000	7,812,439
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 6.643% ((SOFR - 1mo. + 0.11448%) + 1.2%), 12/15/2035 (n)	6,771,500	6,688,285
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.043% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	5,818,000	5,774,673
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 7.433% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	16,706,500	16,559,563
AREIT 2022-CRE6 Trust, “B”, FLR, 7.183% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	10,151,500	9,989,167
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	4,281,057	4,297,079
Bain Capital Credit CLO Ltd., 2020-4A, “A1R”, FLR, 7.075% (SOFR - 3mo. + 1.75%), 10/20/2036 (n)	11,516,802	11,612,173
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.058% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	742,572	1,197,492
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	1,190,323	1,228,386
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	5,403,000	5,377,117
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 6.743% ((SOFR - 1mo. + 0.11448%) + 1.3%), 3/15/2036 (n)	17,122,500	16,657,487
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.493% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	2,794,000	2,746,063
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.383% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	5,979,000	5,848,124
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	1,799,551	1,704,096
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	3,842,606	3,855,412
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.743% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	16,816,500	15,519,349
Columbia Cent CLO 28 Ltd., “A-2-R”, FLR, 7.289% ((SOFR - 3mo. + 0.26161%) + 1.7%) 11/07/2030 (n)	11,264,069	11,282,689
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	16,647,021	17,071,898
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	6,894,354
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	9,443,241
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	10,824,844
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	4,816,000	4,815,432
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	3,623,000	3,602,881
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,422,865
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 6.49% ((SOFR - 3mo. + 0.26161%) + 0.9%), 4/15/2029 (n)	5,658,312	5,665,322
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 6.61% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	10,565,699	10,583,238
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)	8,492,449	8,501,837
Empire District Bondco LLC, 4.943%, 1/01/2033	4,396,000	4,361,981
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	10,311,189	10,341,300
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	2,829,760	2,845,724
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	157,983	162,414
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	10,474,612
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	13,109,051
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	2,435,025	2,434,104
LCCM 2021-FL2 Trust, “B”, FLR, 7.343% ((SOFR - 1mo. + 0.11448%) + 1.9%), 12/13/2038 (n)	8,231,500	7,899,392
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.193% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	16,915,500	16,832,863
MF1 2020-FL4 Ltd., “A”, FLR, 7.143% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2035 (n)	1,900,758	1,901,133
MF1 2021-FL5 Ltd., “AS”, FLR, 6.643% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	17,497,000	17,392,368
MF1 2022-FL8 Ltd., “B”, FLR, 7.289% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	7,392,231	7,253,137
MF1 2023-FL12 LLC, FLR, “A”, 7.405% (SOFR - 1mo. + 2.066%), 10/19/2038 (n)	14,505,000	14,530,681
MF1 2024-FL5 Ltd., “AS”, FLR, 7.34% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)(w)	8,571,000	8,549,573
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 7.236% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/29/2030 (n)	12,682,806	12,677,682
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	3,906,586
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	7,477,126	7,859,005
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 6.94% ((SOFR - 3mo. + 0.26161%) + 1.35%), 10/15/2029 (n)	5,618,950	5,618,883
Neuberger Berman CLO Ltd., 2015-20A, “ARR”, FLR, 6.75% ((SOFR - 3mo. + 0.26161%) + 1.16%), 7/15/2034 (n)	5,725,000	5,730,925
Nissan Master Owner Trust, 2024-A, “A”, FLR, 6.003% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	5,130,663	5,138,669
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.336% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	16,678,518	16,712,442
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 6.987% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	13,939,469	13,952,781
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 7.259% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036 (z)	3,695,000	3,648,872
Residential Funding Mortgage Securities, Inc., FGIC, 3.824%, 12/25/2035 (d)(q)	140,906	3,382
Rockford Tower CLO 2020-1 Ltd., 2020-1A, “A2R”, FLR, 7.125% (SOFR - 3mo. + 1.8%), 1/20/2036 (n)	18,536,627	18,567,972
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 7.133% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	17,154,000	16,634,079
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	1,590,438	1,589,498
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 6.643% ((SOFR - 1mo. + 0.11448%) + 1.2%), 3/15/2038 (n)	10,923,867	10,795,075

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	$4,759,000	$4,735,725
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 7.04% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	6,439,259	6,418,364
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,360,712
		$475,411,695
Automotive – 0.4%
Lear Corp., 4.25%, 5/15/2029	$2,163,000	$2,061,628
Magna International, Inc., 2.45%, 6/15/2030	6,114,000	5,277,438
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	10,166,000	8,403,327
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	12,232,000	11,995,992
		$27,738,385
Broadcasting – 0.2%
Walt Disney Co., 3.5%, 5/13/2040	$7,789,000	$6,214,239
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	8,293,000	6,745,600
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	5,588,000	4,350,863
		$17,310,702
Brokerage & Asset Managers – 0.4%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$13,058,000	$13,312,875
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,958,000	5,917,710
LPL Holdings, Inc., 6.75%, 11/17/2028	1,274,000	1,337,875
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	14,519,000	13,316,070
		$33,884,530
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$622,000	$540,450
Masco Corp., 2%, 2/15/2031	12,460,000	10,149,804
Vulcan Materials Co., 3.5%, 6/01/2030	1,246,000	1,134,889
		$11,825,143
Business Services – 0.6%
Equinix, Inc., 2.625%, 11/18/2024	$9,037,000	$8,930,398
Equinix, Inc., 1.8%, 7/15/2027	5,883,000	5,315,564
Equinix, Inc., 2.5%, 5/15/2031	7,470,000	6,257,802
Experian Finance PLC, 4.25%, 2/01/2029 (n)	4,011,000	3,859,177
Fiserv, Inc., 2.65%, 6/01/2030	2,445,000	2,126,971
Global Payments, Inc., 1.2%, 3/01/2026	6,442,000	5,995,971
Global Payments, Inc., 2.9%, 11/15/2031	8,226,000	6,887,808
Verisk Analytics, Inc., 4.125%, 3/15/2029	2,750,000	2,643,647
Verisk Analytics, Inc., 5.75%, 4/01/2033	5,062,000	5,195,996
		$47,213,334
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$3,413,000	$3,327,674
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	6,803,000	4,569,014
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,390,000	1,110,480
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,724,000	4,490,604
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	4,310,000	3,465,930
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	6,553,000	7,239,965
		$24,203,667
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$4,666,000	$3,903,141
Computer Software – 0.1%
Oracle Corp., 4.9%, 2/06/2033	$2,585,000	$2,507,535
Roper Technologies, Inc., 2%, 6/30/2030	4,196,000	3,505,406
		$6,012,941

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	$2,623,000	$2,559,600
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	6,723,000	6,590,642
		$9,150,242
Consumer Products – 0.1%
Kenvue, Inc., 4.9%, 3/22/2033	$10,448,000	$10,333,029
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$4,593,000	$4,523,622
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$9,575,000	$8,010,886
Electronics – 0.1%
Broadcom, Inc., 4.3%, 11/15/2032	$4,290,000	$4,009,733
Broadcom, Inc., 4.926%, 5/15/2037 (n)	2,223,000	2,090,761
		$6,100,494
Energy - Independent – 0.2%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$4,744,000	$4,696,787
EQT Corp., 5.75%, 2/01/2034	10,541,000	10,448,513
		$15,145,300
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$13,688,000	$11,627,731
Eni S.p.A., 4.75%, 9/12/2028 (n)	11,589,000	11,362,505
		$22,990,236
Financial Institutions – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$13,587,000	$12,674,409
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	7,729,000	7,335,907
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,248,000	2,186,713
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,097,000	6,641,877
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,867,000	5,276,859
		$34,115,765
Food & Beverages – 0.3%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$2,398,000	$2,182,809
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	9,558,000	12,077,696
Diageo Capital PLC, 2.375%, 10/24/2029	8,369,000	7,396,599
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	986,000	888,674
		$22,545,778
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$5,014,000	$4,940,165
Las Vegas Sands Corp., 3.9%, 8/08/2029	2,476,000	2,264,804
Marriott International, Inc., 4.625%, 6/15/2030	6,716,000	6,517,862
Marriott International, Inc., 2.85%, 4/15/2031	23,000	19,698
Marriott International, Inc., 2.75%, 10/15/2033	5,250,000	4,237,491
		$17,980,020
Insurance – 0.6%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$7,948,000	$7,237,379
Corebridge Financial, Inc., 3.9%, 4/05/2032	11,118,000	9,951,683
Corebridge Financial, Inc., 5.75%, 1/15/2034	4,447,000	4,476,505
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	15,225,000	14,113,809
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	8,996,000	9,223,085
		$45,002,461

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$4,392,000	$4,467,711
Insurance - Property & Casualty – 0.4%
Aon Corp., 4.5%, 12/15/2028	$6,955,000	$6,757,356
Brown & Brown, Inc., 4.2%, 3/17/2032	7,012,000	6,400,030
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	14,394,000	14,188,818
Fairfax Financial Holdings Ltd., 6%, 12/07/2033 (n)	357,000	362,608
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	3,061,000	2,225,571
		$29,934,383
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$2,221,000	$2,359,288
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$14,128,000	$13,783,255
CNH Industrial Capital LLC, 1.875%, 1/15/2026	1,459,000	1,380,813
		$15,164,068
Major Banks – 2.6%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$11,722,000	$9,715,823
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,616,000	2,991,154
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	9,484,000	10,429,870
Capital One Financial Corp., 3.75%, 3/09/2027	5,440,000	5,224,718
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	16,465,000	14,862,099
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	2,981,000	3,053,552
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,877,000	2,656,242
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	7,588,000	7,830,681
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	10,872,000	9,527,155
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	9,008,000	7,397,646
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	3,072,000	2,618,452
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	1,215,000	1,137,922
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	1,546,000	1,354,944
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	15,046,000	12,528,581
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	5,837,000	4,976,672
JPMorgan Chase & Co., 5.766%, 4/22/2035	4,657,000	4,778,119
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	7,872,000	5,891,347
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	2,847,000	2,243,056
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	9,207,000	7,780,944
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	19,340,000	16,953,062
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	10,273,000	8,731,220
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	17,106,000	15,228,063
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	20,862,000	16,763,901
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	25,966,000	22,517,861
		$197,193,084
Medical & Health Technology & Services – 0.5%
Adventist Health System/West, 5.43%, 3/01/2032	$8,829,000	$8,726,582
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	944,000	822,394
Becton, Dickinson and Co., 4.669%, 6/06/2047	5,389,000	4,697,238
Cigna Corp., 3.2%, 3/15/2040	1,517,000	1,122,129
CVS Health Corp., 5.3%, 6/01/2033	9,092,000	8,885,244
HCA, Inc., 5.125%, 6/15/2039	5,707,000	5,286,321
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	3,373,000	2,959,281
Northwell Healthcare, Inc., 3.979%, 11/01/2046	490,000	379,712
Northwell Healthcare, Inc., 4.26%, 11/01/2047	3,797,000	3,072,749
		$35,951,650
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$5,104,000	$4,480,294

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.3%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$1,639,000	$1,536,691
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	4,259,000	4,286,549
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	14,840,000	12,661,533
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	5,444,000	4,603,231
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,292,000	1,930,069
		$25,018,073
Midstream – 0.3%
Enbridge, Inc., 5.625%, 4/05/2034	$7,064,000	$7,052,374
Plains All American Pipeline LP, 3.8%, 9/15/2030	6,093,000	5,565,664
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,665,000	1,597,287
Spectra Energy Partners LP, 3.375%, 10/15/2026	2,677,000	2,562,836
Targa Resources Corp., 4.2%, 2/01/2033	2,470,000	2,220,968
Targa Resources Corp., 6.125%, 3/15/2033	7,772,000	7,981,734
		$26,980,863
Mortgage-Backed – 12.7%
Fannie Mae, 5.25%, 8/01/2024	$824,787	$821,213
Fannie Mae, 5%, 3/25/2025 - 3/01/2042	3,620,426	3,581,270
Fannie Mae, 4.54%, 7/01/2026	842,331	834,217
Fannie Mae, 3.95%, 1/01/2027	813,763	795,667
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	5,780,750	5,379,318
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	1,097,880	1,127,356
Fannie Mae, 2.5%, 11/01/2031	126,888	118,407
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	4,945,511	4,960,915
Fannie Mae, 3%, 2/25/2033 (i)	618,186	47,623
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	9,708,171	9,413,198
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	2,970,614	3,020,353
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	26,218,111	23,843,156
Fannie Mae, 3.25%, 5/25/2040	183,960	171,255
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	21,634,040	20,382,509
Fannie Mae, 2%, 5/25/2044 - 4/25/2046	443,990	400,108
Fannie Mae, 4%, 7/25/2046 (i)	697,587	131,778
Fannie Mae, UMBS, 2%, 11/01/2036 - 9/01/2052	102,308,275	83,641,040
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 8/01/2052	118,822,488	98,339,037
Fannie Mae, UMBS, 5%, 10/01/2037 - 7/01/2053	11,471,604	11,110,309
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	18,565,187	13,920,675
Fannie Mae, UMBS, 3%, 5/01/2051 - 2/01/2053	55,130,799	47,084,238
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 6/01/2053	6,221,595	5,509,823
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 3/01/2053	4,839,451	4,584,254
Fannie Mae, UMBS, 6%, 11/01/2052 - 4/01/2054	13,668,562	13,783,641
Fannie Mae, UMBS, 4%, 3/01/2053	7,904,234	7,233,584
Fannie Mae, UMBS, 5.5%, 3/01/2053 - 10/01/2053	18,867,891	18,615,457
Fannie Mae, UMBS, 6.5%, 12/01/2053	2,278,056	2,319,293
Fannie Mae, UMBS, 7%, 12/01/2053	5,945,840	6,117,739
Freddie Mac, 0.618%, 7/25/2024 (i)	40,823,000	1,657
Freddie Mac, 0.708%, 7/25/2024 (i)	3,116,912	149
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	1,413,324	1,373,937
Freddie Mac, 0.505%, 8/25/2024 (i)	44,106,000	20,073
Freddie Mac, 0.574%, 8/25/2024 (i)	45,388,115	10,571
Freddie Mac, 3.064%, 8/25/2024	1,406,330	1,398,653
Freddie Mac, 0.448%, 10/25/2024 (i)	41,920,824	8,703
Freddie Mac, 3.171%, 10/25/2024	2,844,764	2,822,083
Freddie Mac, 0.384%, 11/25/2024 (i)	44,690,000	51,326
Freddie Mac, 2.67%, 12/25/2024	3,649,987	3,605,244
Freddie Mac, 3.5%, 12/01/2025 - 10/25/2058	13,308,862	12,176,802
Freddie Mac, 0.777%, 6/25/2027 (i)	39,273,000	741,364
Freddie Mac, 0.88%, 6/25/2027 (i)	12,212,460	215,153
Freddie Mac, 0.701%, 7/25/2027 (i)	32,644,793	478,338

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.458%, 8/25/2027 (i)	$27,934,000	$299,712
Freddie Mac, 0.547%, 8/25/2027 (i)	17,044,569	197,911
Freddie Mac, 0.406%, 9/25/2027 (i)	30,183,000	286,811
Freddie Mac, 0.323%, 11/25/2027 (i)	47,333,000	319,247
Freddie Mac, 0.411%, 11/25/2027 (i)	32,821,825	255,442
Freddie Mac, 0.451%, 11/25/2027 (i)	29,054,961	277,373
Freddie Mac, 0.376%, 12/25/2027 (i)	29,308,000	248,561
Freddie Mac, 0.415%, 12/25/2027 (i)	32,765,000	324,459
Freddie Mac, 0.488%, 12/25/2027 (i)	49,899,131	544,629
Freddie Mac, 1.218%, 7/25/2029 (i)	850,657	38,798
Freddie Mac, 1.265%, 8/25/2029 (i)	13,254,790	638,441
Freddie Mac, 1.914%, 4/25/2030 (i)	2,500,000	221,727
Freddie Mac, 1.985%, 4/25/2030 (i)	7,819,828	717,287
Freddie Mac, 1.769%, 5/25/2030 (i)	4,048,749	342,524
Freddie Mac, 1.906%, 5/25/2030 (i)	8,995,049	808,281
Freddie Mac, 1.435%, 6/25/2030 (i)	3,687,431	249,519
Freddie Mac, 1.703%, 8/25/2030 (i)	3,331,192	273,763
Freddie Mac, 1.262%, 9/25/2030 (i)	2,196,896	134,457
Freddie Mac, 1.172%, 11/25/2030 (i)	4,320,889	248,795
Freddie Mac, 0.417%, 1/25/2031 (i)	17,050,308	279,235
Freddie Mac, 0.872%, 1/25/2031 (i)	6,541,106	283,231
Freddie Mac, 1.026%, 1/25/2031 (i)	4,767,487	242,546
Freddie Mac, 0.609%, 3/25/2031 (i)	13,809,055	373,154
Freddie Mac, 0.828%, 3/25/2031 (i)	5,934,811	247,488
Freddie Mac, 1.324%, 5/25/2031 (i)	2,518,959	172,765
Freddie Mac, 1.039%, 7/25/2031 (i)	4,010,843	223,202
Freddie Mac, 0.607%, 8/25/2031 (i)	5,124,102	150,878
Freddie Mac, 0.632%, 9/25/2031 (i)	16,898,337	536,742
Freddie Mac, 0.955%, 9/25/2031 (i)	5,075,984	251,019
Freddie Mac, 0.441%, 11/25/2031 (i)	25,136,487	555,823
Freddie Mac, 0.596%, 12/25/2031 (i)	23,600,379	719,080
Freddie Mac, 0.664%, 12/25/2031 (i)	40,016,231	1,369,588
Freddie Mac, 0.43%, 11/25/2032 (i)	24,060,113	417,205
Freddie Mac, 3%, 2/15/2033 (i)	621,778	35,188
Freddie Mac, 6%, 3/01/2033 - 6/01/2037	1,184,385	1,207,130
Freddie Mac, 5%, 9/01/2033 - 7/01/2041	1,867,769	1,851,986
Freddie Mac, 5.5%, 12/01/2033 - 10/01/2035	1,055,431	1,061,150
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	423,888	436,423
Freddie Mac, 5.5%, 2/15/2036 (i)	126,614	21,783
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	4,502,558	4,253,490
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	19,379,081	17,069,626
Freddie Mac, 4.5%, 12/15/2040 (i)	67,161	6,211
Freddie Mac, 4%, 8/15/2044 (i)	128,138	12,680
Freddie Mac, UMBS, 6.5%, 5/01/2028 - 8/01/2053	606,289	617,848
Freddie Mac, UMBS, 5%, 7/01/2035 - 9/01/2053	8,241,489	7,978,239
Freddie Mac, UMBS, 6%, 1/01/2036 - 5/01/2054	10,307,756	10,347,737
Freddie Mac, UMBS, 2%, 10/01/2036 - 3/01/2052	85,561,115	67,412,148
Freddie Mac, UMBS, 2.5%, 7/01/2037 - 9/01/2052	55,264,817	45,304,962
Freddie Mac, UMBS, 3%, 10/01/2037 - 7/01/2053	15,240,379	13,003,158
Freddie Mac, UMBS, 4.5%, 6/01/2038 - 1/01/2053	12,053,483	11,373,583
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 1/01/2054	3,973,626	3,583,980
Freddie Mac, UMBS, 4%, 8/01/2047 - 5/01/2052	9,459,006	8,756,883
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 10/01/2051	2,418,984	1,815,925
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 10/01/2053	22,811,537	22,533,256
Ginnie Mae, 6%, 9/15/2032 - 8/20/2053	1,096,740	1,132,598
Ginnie Mae, 5.5%, 12/15/2032 - 8/20/2053	13,189,867	13,106,326
Ginnie Mae, 4.5%, 7/15/2033 - 12/20/2052	37,374,950	35,649,016
Ginnie Mae, 5%, 7/20/2033 - 5/20/2053	24,711,820	24,082,672
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	15,121,410	14,037,951

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 5.553%, 9/20/2041	$3,123,854	$3,068,742
Ginnie Mae, 3.5%, 12/15/2041 - 1/20/2053	27,732,361	25,011,757
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	27,475,223	24,097,435
Ginnie Mae, 2.5%, 7/20/2051 - 6/20/2052	23,081,553	19,403,832
Ginnie Mae, 2%, 1/20/2052 - 9/20/2052	16,736,061	13,551,917
Ginnie Mae, 7%, 3/20/2054	965,652	984,986
Ginnie Mae, 6.483%, 3/20/2064	2,697,998	2,709,099
Ginnie Mae, TBA, 2%, 7/15/2054 - 8/15/2054	24,875,000	20,138,760
Ginnie Mae, TBA, 2.5%, 7/15/2054 - 8/15/2054	23,275,000	19,571,615
Ginnie Mae, TBA, 3%, 7/15/2054	6,875,000	5,989,307
Ginnie Mae, TBA, 5.5%, 7/15/2054	11,425,000	11,334,736
Ginnie Mae, TBA, 6%, 7/15/2054	6,250,000	6,275,956
Ginnie Mae, TBA, 6.5%, 7/15/2054	4,700,000	4,766,969
UMBS, TBA, 2%, 7/15/2039 - 8/15/2054	5,625,000	4,845,932
UMBS, TBA, 2.5%, 7/15/2039 - 8/15/2054	35,150,000	29,071,914
UMBS, TBA, 3%, 7/15/2039 - 8/13/2054	13,575,000	11,850,810
UMBS, TBA, 4.5%, 7/25/2039 - 7/15/2054	7,025,000	6,820,841
UMBS, TBA, 5%, 7/25/2039	2,800,000	2,775,301
UMBS, TBA, 3.5%, 2/25/2052 - 7/15/2054	24,650,000	21,817,789
UMBS, TBA, 4%, 3/25/2052	7,925,000	7,251,065
UMBS, TBA, 6.5%, 3/25/2054	12,325,000	12,543,576
		$983,015,467
Municipals – 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$9,860,000	$9,945,767
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	5,815,000	6,822,442
Rhode Island Student Loan Authority Education Loan Rev., Taxable, 6.081%, 12/01/2042	9,185,000	9,261,068
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	3,243,000	2,747,811
		$28,777,088
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$3,979,000	$3,576,275
NiSource, Inc., 5.65%, 2/01/2045	1,946,000	1,878,004
		$5,454,279
Natural Gas - Pipeline – 0.0%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$777,000	$756,509
Network & Telecom – 0.1%
Verizon Communications, Inc., 3.15%, 3/22/2030	$3,413,000	$3,077,659
Verizon Communications, Inc., 2.55%, 3/21/2031	2,821,000	2,396,744
Verizon Communications, Inc., 4.812%, 3/15/2039	6,030,000	5,591,803
		$11,066,206
Oils – 0.1%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$2,845,000	$2,425,681
Phillips 66 Co., 2.15%, 12/15/2030	9,976,000	8,332,958
		$10,758,639
Other Banks & Diversified Financials – 0.4%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$19,423,000	$17,927,301
Northern Trust Corp., 6.125%, 11/02/2032	9,142,000	9,599,602
		$27,526,903
Pollution Control – 0.3%
Republic Services, Inc., 1.45%, 2/15/2031	$2,765,000	$2,192,348
Waste Management, Inc., 4.875%, 2/15/2034	20,620,000	20,213,075
		$22,405,423

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.0%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$4,222,000	$3,292,369
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$15,515,000	$15,387,059
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$567,000	$535,168
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	5,371,000	4,984,411
Realty Income Corp., REIT, 3.25%, 1/15/2031	1,594,000	1,410,044
		$6,929,623
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$6,827,000	$5,151,677
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$12,549,000	$10,422,142
Telecommunications - Wireless – 0.5%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$7,941,000	$7,546,369
Rogers Communications, Inc., 3.8%, 3/15/2032	17,162,000	15,334,270
T-Mobile USA, Inc., 2.05%, 2/15/2028	6,192,000	5,561,668
T-Mobile USA, Inc., 4.5%, 4/15/2050	7,223,000	6,032,405
Vodafone Group PLC, 5.625%, 2/10/2053	2,616,000	2,504,332
		$36,979,044
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$17,004,000	$16,461,914
Philip Morris International, Inc., 5.125%, 11/17/2027	3,015,000	3,014,304
Philip Morris International, Inc., 5.625%, 11/17/2029	1,299,000	1,326,751
Philip Morris International, Inc., 5.125%, 2/15/2030	4,902,000	4,884,373
Philip Morris International, Inc., 5.75%, 11/17/2032	5,756,000	5,876,488
		$31,563,830
Transportation - Services – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,711,000	$3,068,963
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.99%, 9/01/2024	$19,320	$19,259
Small Business Administration, 4.95%, 3/01/2025	39,788	39,679
		$58,938
U.S. Treasury Obligations – 8.0%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$9,700,000	$7,061,297
U.S. Treasury Bonds, 4%, 11/15/2042	28,650,000	26,402,766
U.S. Treasury Bonds, 2.875%, 5/15/2043	36,361,000	28,236,589
U.S. Treasury Bonds, 4.375%, 8/15/2043	39,100,000	37,740,664
U.S. Treasury Bonds, 4.75%, 11/15/2043	11,250,000	11,399,414
U.S. Treasury Bonds, 4.5%, 2/15/2044	6,800,000	6,670,375
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	166,474
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	10,618,737
U.S. Treasury Bonds, 2.375%, 11/15/2049	151,800,000	100,792,829
U.S. Treasury Bonds, 1.875%, 11/15/2051	9,015,000	5,232,926
U.S. Treasury Bonds, 2.25%, 2/15/2052	44,658,400	28,448,796
U.S. Treasury Bonds, 4%, 11/15/2052	7,700,000	7,014,820
U.S. Treasury Notes, 0.375%, 11/30/2025 (f)	172,500,000	161,833,300
U.S. Treasury Notes, 4%, 1/15/2027	91,300,000	89,973,297
U.S. Treasury Notes, 2.5%, 3/31/2027	52,800,000	50,046,562
U.S. Treasury Notes, 2.75%, 4/30/2027	13,267,600	12,640,499

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 4.125%, 7/31/2028	$30,000,000	$29,682,422
		$613,961,767
Utilities - Electric Power – 0.9%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$4,413,000	$4,515,139
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	1,738,000	1,445,778
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	13,849,000	13,611,851
Duke Energy Corp., 2.65%, 9/01/2026	1,236,000	1,168,434
Duke Energy Corp., 4.5%, 8/15/2032	10,428,000	9,750,703
Duke Energy Progress LLC, 3.45%, 3/15/2029	5,584,000	5,207,987
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	2,896,000	2,941,338
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,194,000	1,834,741
Exelon Corp., 4.05%, 4/15/2030	5,246,000	4,922,871
Georgia Power Co., 3.7%, 1/30/2050	482,000	355,694
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	4,141,000	4,067,366
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,958,000	2,444,443
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	3,548,000	3,656,710
Pacific Gas & Electric Co., 2.1%, 8/01/2027	1,561,000	1,408,451
Pacific Gas & Electric Co., 3%, 6/15/2028	4,502,000	4,116,381
Pacific Gas & Electric Co., 2.5%, 2/01/2031	6,796,000	5,602,061
Pacific Gas & Electric Co., 3.3%, 8/01/2040	3,004,000	2,139,283
Xcel Energy, Inc., 3.4%, 6/01/2030	3,122,000	2,802,507
		$71,991,738
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$3,679,000	$3,048,366
Total Bonds		$3,079,327,317
Preferred Stocks – 0.8%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	541,288	$24,857,163
Consumer Products – 0.5%
Henkel AG & Co. KGaA	427,756	$38,123,522
Total Preferred Stocks		$62,980,685
Investment Companies (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 5.39% (v)	215,608,951	$215,630,512

Other Assets, Less Liabilities – (2.1)%		(158,698,966)
Net Assets – 100.0%		$7,715,258,632
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $215,630,512 and $7,658,327,086, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $563,231,454, representing 7.3% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 7.259% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036	11/12/21	$3,695,000	$3,648,872
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 6/30/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	974	$198,909,062	September – 2024	$479,863
U.S. Treasury Note 5 yr	Long	USD	1,549	165,089,516	September – 2024	1,071,539
U.S. Treasury Ultra Bond 30 yr	Long	USD	589	73,827,469	September – 2024	697,170
						$2,248,572
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	728	$82,650,750	September – 2024	$(958,017)
At June 30, 2024, the fund had liquid securities with an aggregate value of $5,331,563 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,329,380,900	$—	$—	$4,329,380,900
United Kingdom	82,595,394	—	—	82,595,394
Canada	49,594,248	—	—	49,594,248
Germany	38,123,522	—	—	38,123,522
Switzerland	37,181,040	—	—	37,181,040
South Korea	—	24,857,163	—	24,857,163
Taiwan	17,267,502	—	—	17,267,502
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	614,020,705	—	614,020,705
Non - U.S. Sovereign Debt	—	2,359,288	—	2,359,288
Municipal Bonds	—	28,777,088	—	28,777,088
U.S. Corporate Bonds	—	686,706,004	—	686,706,004
Residential Mortgage-Backed Securities	—	983,181,263	—	983,181,263
Commercial Mortgage-Backed Securities	—	130,254,779	—	130,254,779
Asset-Backed Securities (including CDOs)	—	344,991,120	—	344,991,120
Foreign Bonds	—	289,037,070	—	289,037,070
Mutual Funds	215,630,512	—	—	215,630,512
Total	$4,769,773,118	$3,104,184,480	$—	$7,873,957,598
Other Financial Instruments
Futures Contracts – Assets	$2,248,572	$—	$—	$2,248,572
Futures Contracts – Liabilities	(958,017)	—	—	(958,017)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$96,489,227	$925,530,953	$806,394,212	$(590)	$5,134	$215,630,512
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,329,634	$—